Lease (Tables)	12 Months Ended
Oct. 31, 2023
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	October 31, 2023	October 31, 2022

Right-of-use assets, net	$204,750	$-

Operating lease liabilities - current	$90,585	$-
Operating lease liabilities - non-current	109,492	-
Total operating lease liabilities	$200,077	$-

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of October 31, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.23 years
Weighted average discount rate	3.65%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as follow:
Twelve months ending October 31,	Amount
2024	$96,371
2025	89,362
2026	22,778
Total future minimum lease payments	208,511
Less: imputed interest	8,434
Present value of lease liabilities	$200,077